J. & W. SELIGMAN & CO.
                                  Incorporated





                                          May 1, 2000


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:      Tri-Continental Corporation (the "Fund")
         Amendment No. 30
         File No. 33-76773 and 811-266

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) does not differ from that contained in Amendment No. 30 to the Fund's Registration Statement on Form N-2 filed electronically with the Securities and Exchange Commission on April 28, 2000.

If you have any questions, please do not hesitate to call me at (212) 850-1375.


                                                     Very truly yours,

                                                     /s/Jennifer G. Muzzey

                                                     Jennifer G. Muzzey
                                                     Legal Assistant
                                                     Law & Regulation


               100 Park Avenue New York, New York (212) 850-1375